SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2023
Change in method of accounting
Term of the rental contracts		40 years
Term of the agreements with tenants	1 year
Minimum
Change in method of accounting
Term of the rental properties for the home rental services	2 years
Minimum | Land use rights
Change in method of accounting
Estimated useful life	40 years
Maximum
Change in method of accounting
Term of the rental properties for the home rental services	3 years
Maximum | Sales stores and offices
Change in method of accounting
Term of the rental contracts	10 years
Maximum | Land use rights
Change in method of accounting
Estimated useful life	47 years